DERIVATIVE INSTRUMENTS, WARRANT PRICES (Details) - $ / shares	Sep. 30, 2017	Aug. 11, 2017	Aug. 10, 2017	Aug. 09, 2017	Dec. 31, 2016	Mar. 31, 2016	Feb. 29, 2016
Class of Warrant or Right
Number of warrants outstanding					3,391,439
Warrants
Class of Warrant or Right
Number of warrants outstanding	2,798,246
Derivative with Exercise Price Five | Warrants
Class of Warrant or Right
Exercise price (in dollars per unit)						$ 3.87	$ 5.75
Number of warrants outstanding						587,950	395,716
Derivative with Exercise Price Four | Warrants
Class of Warrant or Right
Exercise price (in dollars per unit)		$ 0.83	$ 3.87
Warrants issued (in shares)	48,507
Number of warrants outstanding			48,507	10,403